OTHER RECEIVABLES, NET (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other receivables	$ 59,178	$ 169,406	$ 525,998
Allowance	(3,094)	3,099	11,629
Other receivables, net	56,084	166,307	514,369
Staff Advance [Member]
Other receivables, net	12,847	135,258	84,996
Others [Member]
Other receivables, net	$ 46,331	$ 34,148	$ 441,002